INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 110
Ending balance	65	$ 110
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	794	761
Additions	8	54
Disposals	(9)	(11)
Exchange difference	41	(10)
Ending balance	834	794
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(684)	(637)
Amortization	(58)	(65)
Disposals	9	11
Exchange difference	(36)	7
Ending balance	$ (769)	$ (684)